Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Note 17: Share-Based Compensation

Compensation cost charged against income, primarily selling, general and administrative expense, and the income tax benefit recognized for our share-based compensation arrangements is included below:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Total share-based compensation cost	$17,745	$18,858	$14,854
Income tax benefit	6,867	7,334	5,777

We currently have outstanding stock appreciation rights (SARs), stock options, restricted stock units with service vesting conditions, restricted stock units with performance vesting conditions, and restricted stock units with market conditions. We grant SARs and stock options with an exercise price equal to the closing market price of our common stock on the grant date. Generally, SARs and stock options may be converted into shares of our common stock in equal amounts on each of the first three anniversaries of the grant date and expire 10 years from the grant date. Certain awards provide for accelerated vesting in certain circumstances, including following a change in control of the Company. Restricted stock units with service conditions generally vest 3-5 years from the grant date. Restricted stock units issued based on the attainment of the performance conditions generally vest as follows: 1) 50% on the second anniversary of their grant date and 50% on the third anniversary, or 2) 100% on the third anniversary of their grant date. Restricted stock units issued based on the attainment of market conditions generally vest on the third anniversary of their grant date.

We recognize compensation cost for all awards based on their fair values. The fair values for SARs and stock options are estimated on the grant date using the Black-Scholes-Merton option-pricing formula which incorporates the assumptions noted in the following table. Expected volatility is based on historical volatility, and expected term is based on historical exercise patterns of option holders. The fair value of restricted stock units with service vesting conditions or performance vesting conditions is the closing market price of our common stock on the date of grant. We estimate the fair value of certain restricted stock units with market conditions using a Monte Carlo simulation valuation model with the assistance of a third party valuation firm. Compensation costs for awards with service conditions are amortized to expense using the straight-line method. Compensation costs for awards with performance conditions and graded vesting are amortized to expense using the graded attribution method.

	Years Ended December 31,
	2015	2014	2013
	(In thousands, except weighted average fair value and assumptions)
Weighted-average fair value of SARs and options granted	$31.22	$35.46	$24.63
Total intrinsic value of SARs converted and options exercised	14,697	24,023	47,058
Cash received for options exercised	30	48	14,030
Tax benefit related to share-based compensation	5,050	6,859	10,734
Weighted-average fair value of restricted stock shares and units granted	96.52	72.46	50.38
Total fair value of restricted stock shares and units vested	7,696	7,888	9,032
Expected volatility	35.66%	52.63%	53.94%
Expected term (in years)	5.7	5.8	6.1
Risk-free rate	1.59%	1.79%	1.04%
Dividend yield	0.22%	0.28%	0.40%

	SARs and Stock Options				Restricted Shares and Units
	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value	Number	Weighted- Average Grant-Date Fair Value
	(In thousands, except exercise prices, fair values, and contractual terms)
Outstanding at January 1, 2015	1,305	$44.60			493	$54.76
Granted	236	88.79			183	96.52
Exercised or converted	(320)	40.03			(178)	43.11
Forfeited or expired	(32)	73.60			(34)	70.99

Outstanding at December 31, 2015	1,189	$53.80	7.0	$(7,280)	464	$74.50

Vested or expected to vest at December 31, 2015	1,169	$53.51	7.0	$(6,811)
Exercisable or convertible at December 31, 2015	730	41.06	6.0	4,831

At December 31, 2015, the total unrecognized compensation cost related to all nonvested awards was $22.6 million. That cost is expected to be recognized over a weighted-average period of 1.8 years.

Historically, we have issued treasury shares, if available, to satisfy award conversions and exercises.